STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
INVESTMENT INCOME
Net investment income allocated from The Prudential Variable Contract Real Property Partnership	$ 3,039,363	$ 2,557,161	$ 2,859,310
EXPENSES
Charges to contract owners for assuming mortality and expense risk and for administration	546,279	516,043	493,770
NET INVESTMENT INCOME	2,493,084	2,041,118	2,365,540
NET RECOGNIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net unrealized gain (loss) on investments allocated from The Prudential Variable Contract Real Property Partnership	1,366,521	4,476,829	2,319,656
Net recognized gain (loss) on investments allocated from The Prudential Variable Contract Real Property Partnership	(108,384)	53,008	199,538
NET GAIN (LOSS) ON INVESTMENTS	1,258,137	4,529,837	2,519,194
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 3,751,221	$ 6,570,955	$ 4,884,734